Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Schedule of Related Party Transactions
The following table provides a summary of our related party transactions:

	Years ended December 31,
$ in millions	2018	2017	2016
Transactions with the Service Company
Charges for services provided	$41.0	$46.5	$42.8
Charges to the Service Company	$4.9	$4.2	$4.6
Transactions with other AES affiliates:
Payments for health, welfare and benefit plans	$7.9	$15.4	$9.6
Consulting services	$2.0	$—	$—

Balances with related parties:	At December 31, 2018	At December 31, 2017
Net payable to the Service Company	$(4.8)	$(3.9)
Net payable to other AES affiliates	$(0.5)	$(0.6)